REGISTRATION NO. 2-83631/811-3738

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SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 30	[X]

and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 31	[X]

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AMERICAN GENERAL SERIES PORTFOLIO COMPANY

This Registration Statement is being filed for two new funds only:

North American - T. Rowe Price Blue Chip Growth Fund

North American - T. Rowe Price Health Sciences Fund

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019

(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

(713) 831-1230

(REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE)

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THE CORPORATION TRUST COMPANY

300 East Lombard St.

Baltimore, Maryland 21202

(NAME AND ADDRESS OF AGENT FOR SERVICE)

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Copy to:

JOHN A. DUDLEY, ESQ.

SULLIVAN & WORCESTER, LLP

1025 CONNECTICUT AVENUE, N.W.

WASHINGTON, D.C. 20036

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It is proposed that this filing will become effective (check appropriate box):
[ ]	immediately upon filing pursuant to paragraph (b)
[ ]	on October 1, 1999 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[X]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Common Stock

Part A

These new funds will be placed in alphabetical order in the October 1, 2000 (as revised November 1, 2000) version of the prospectus for what is now known as American General Series Portfolio Company ("AGSPC"). AGSPC will be undergoing a name change to "North American Funds Variable Product Series I" as of October 1, 2000. The new funds reflect this name change.

Inserts to the AGSPC (North American Funds Variable Product Series I) 10/1/2000 as revised 11/1/2000 prospectus:

North American - T. Rowe Price Blue Chip Growth Fund

Fact Sheet

Investment Goal

Long-Term Capital Growth

Investment Category

Growth

Investment Adviser

American General Advisers

Investment Sub-Adviser

T. Rowe Price Associates, Inc.

Investment Objective

The North American - T. Rowe Price Blue Chip Growth Fund (the "Fund") seeks long-term capital growth. Income is a secondary objective. This investment objective can be changed by the Board of Directors, without the approval of the Fund shareholders.

Investment Strategy

The Fund pursues long-term capital appreciation by normally investing at least 65% of total assets in the common stocks of large and medium-sized blue chip growth companies. These are firms that, in the sub-adviser's view, are well-established in their industries and have the potential for above-average earnings. T. Rowe Price focuses on companies with leading market position, seasoned management, and strong financial fundamentals. T. Rowe Price's investment approach reflects the belief that solid company fundamentals (with emphasis on strong growth in earnings per share or operating cash flow) combined with a positive industry outlook will ultimately reward investors with strong investment performance. Some of the companies T. Rowe Price targets will have good prospects for dividend growth.

The Fund may also invest up to 20% of its total assets in foreign securities, which include non-dollar denominated securities traded outside of the U.S. and dollar-denominated securities of foreign issuers traded in the U.S. (such as American Depositary Receipts).

While most assets will be invested in common stocks, other securities may also be purchased, including futures and options, in keeping with Fund objectives.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or re-deploy assets into more promising opportunities.

Temporary Defensive Investment Strategy: From time to time, the Fund may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. There is no limit on Fund investments in money market reserves for temporary defensive purposes. If the Fund takes such a temporary defensive position, it may not achieve its investment objective.

Investment Risk

As with all funds, if you sell your shares when their value is less than the price you paid, you will lose money. Because of the following principal risks the value of your investment may fluctuate:

Market Risk: As with all equity funds, this Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, T. Rowe Price's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Fund's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of stock funds.

Growth Stock Risk: Even well-established growth stocks can be volatile. Since growth companies usually invest a high portion of earnings in their own businesses, their stocks may lack the dividends that can cushion share prices in a down market. Since many investors buy these stocks because of anticipated superior earnings growth, earnings disappointments often result in sharp price declines. Also, medium-sized companies may have greater volatility than larger ones.

Foreign Stock Risk: Foreign stock holdings are subject to the risk that some holdings may lose value because of declining foreign currencies or adverse political or economic events overseas.

Derivatives Risk: Investments in futures and options, if any, are subject to additional volatility and potential losses.

Performance Information

Performance information is not shown since this is a new Fund.

North American - T. Rowe Price Health Sciences Fund

Fact Sheet

Investment Goal

Long-Term Capital Appreciation

Investment Category

Growth

Investment Adviser

American General Advisers

Investment Sub-Adviser

T. Rowe Price Associates, Inc.

Investment Objective

The North American - T. Rowe Price Health Sciences Fund (the "Fund") seeks long-term capital growth. This investment objective can be changed by the Board of Directors, without the approval of the Fund shareholders.

Investment Strategy

The Fund pursues long-term capital appreciation by normally investing at least 65% of total assets in the common stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences (collectively termed "health sciences"). While the Fund can invest in companies of any size, the majority of Fund assets are expected to be invested in large- and mid-capitalization companies.

T. Rowe Price, the Fund's sub-adviser, divides the health sciences sector into four main areas: pharmaceuticals, health care services companies, products and devices providers, and biotechnology firms. The allocation among these four areas will vary depending on the relative potential T. Rowe Price sees within each area and the outlook for the overall health sciences sector.

The Fund will use fundamental, bottom-up analysis that seeks to identify high-quality companies and the most compelling investment opportunities. In general, the fund will follow a growth investment strategy, seeking companies whose earnings are expected to grow faster than inflation and the economy in general. When stock valuations seem unusually high, however, a "value" approach, which gives preference to seemingly undervalued companies, may be emphasized.

The Fund may invest up to 35% of its total assets in foreign stocks, which include non-dollar denominated securities traded outside the U.S. and dollar-denominated securities of foreign issuers traded in the U.S. (such as American Depositary Receipts).

While most assets will be invested in common stocks, other securities may also be purchased, including futures and options, in keeping with Fund objectives.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or re-deploy assets into more promising opportunities.

The Fund is a non-diversified fund. This means that it may invest more than 5% of its assets in the stock of a single company. However, this increases the risk of the Fund, since the economic and/or stock performance of that one company impacts a greater percentage of the Fund's investments. The Fund will, however, comply with diversification requirements imposed by the Internal Revenue Code of 1986 in order to pass on the maximum tax benefits associated with the income earned to each investor.

Temporary Defensive Investment Strategy: From time to time, the Fund may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. There is no limit on Fund investments in money market reserves for temporary defensive purposes. If the Fund takes such a temporary defensive position, it may not achieve its investment objective.

Investment Risk

As with all funds, if you sell your shares when their value is less than the price you paid, you will lose money. Because of the following principal risks the value of your investment may fluctuate:

Market Risk: As with all equity funds, this Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, T. Rowe Price's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Fund's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of stock funds.

Risks of Concentration: Since this Fund is concentrated in the health services industry, it is less diversified than stock funds investing in a broader range of industries and, therefore, could experience significant volatility. It may invest a considerable portion of assets in companies in the same business, such as pharmaceuticals, or in related businesses, such as hospital management and managed care.

Developments that could adversely affect the Fund's share price include:

  increased competition within the health care industry;
  changes in legislation or government regulations;
  reductions in government funding;
  product liability or other litigation; and
  the obsolescence of popular products.

Non-diversification Risk: The Fund is considered non-diversified because it may invest more than 5% in the securities of any one company. Therefore, gains or losses on a single stock may have a greater impact on the Fund.

Unseasoned Issuer Risk: The level of risk will be increased to the extent that the fund has significant exposure to smaller or unseasoned companies (those with less than a three-year operating history), which may not have established products or more experienced management.

Other Stock Risks: Growth stocks can have steep declines if their earnings disappoint investors. The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Foreign Stock Risk: Foreign stock holdings are subject to the risk that some holdings may lose value because of declining foreign currencies or adverse political or economic events overseas.

Derivatives Risk: Investments in futures and options, if any, are subject to additional volatility and potential losses.

Performance Information

Performance information is not shown since this is a new Fund.

Inserts to the current prospectus section:

About the Series Company's Management

Investment Sub-Advisers section:

North American - T. Rowe Price Blue Chip Growth Fund

North American - T. Rowe Price Health Sciences Fund

Founded in 1937 by Thomas Rowe Price, Jr., the Baltimore-based investment management firm is one of the nation's leading providers of no-load mutual funds for individual investors and corporate retirement programs. As of June 30, 2000, T. Rowe Price and its affiliates served as investment advisor to more than 75 stock, bond, and money market funds and managed about $179 billion. T. Rowe Price is located at 100 East Pratt Street, Baltimore, Maryland 21202.

The North American - T. Rowe Price Blue Chip Growth Fund is managed by an investment advisory committee, chaired by Larry J. Puglia. The committee chairman has day-to-day responsibility for managing the Fund and works with the committee in developing and executing the Fund's investment program. Mr. Puglia has been the chairman of the investment advisory committee for the retail T. Rowe Price Blue Chip Growth Fund since 1996. Mr. Puglia joined T. Rowe Price in 1990 and has been a portfolio manager since 1993. He has a B.A. from the University of Notre Dame (Summa cum laude) and an M.B.A. from Darden Graduate School of Business Administration at the University of Virginia (Shermet Scholar, highest honors).

The North American - T. Rowe Price Health Sciences Fund is managed by an investment advisory committee, chaired by Kris H. Jenner, M.D., D. Phil. The committee chairman has day-to-day responsibility for managing the Fund and works with the committee in developing and executing the Fund's investment program. Dr. Jenner was elected chairman of the retail T. Rowe Price Health Sciences Fund committee in 2000. Dr. Jenner joined T. Rowe Price as an analyst in 1997 and has been managing investments since 1998. From 1995-1997, while on leave from the general surgery residency program at the Johns Hopkins Hospital, he was a post doctoral fellow at the Brigham and Women's Hospital, Harvard Medical School. Dr. Jenner earned a B.S. from the University of Illinois (Summa cum laude), an M.D. from the Johns Hopkins School of Medicine, and a D. Phil. from Oxford University.

Prior Performance of T. Rowe Price Blue Chip Growth Fund

(as excerpted from the T. Rowe Price Blue Chip Growth Fund prospectus)

Because the North American - T. Rowe Price Blue Chip Growth Fund is a new offering, it has no investment performance record. The Fund's investment objective, policies, and strategies are substantially similar to those employed by T. Rowe Price for the T. Rowe Price Blue Chip Growth Fund.

The historical performance information shown below is for a similar mutual fund, the retail T. Rowe Price Blue Chip Growth Fund, and not that of the new Fund, North American - T. Rowe Price Blue Chip Growth Fund. The North American - T. Rowe Price Blue Chip Growth Fund is sold as an annuity only to registered and unregistered separate accounts of VALIC and its affiliates, while the retail T. Rowe Price Blue Chip Growth Fund is sold to the general public. The returns shown reflect investment management fees and other expenses of the retail fund, T. Rowe Price Blue Chip Growth Fund, and do not reflect any charges included in the annuity contract or variable life insurance policy for mortality and expenses guarantees, administrative fees or surrender charges.

Investments made by the new Fund, North American - T. Rowe Price Blue Chip Growth Fund, may not be the same as those made by the T. Rowe Price Blue Chip Growth Fund. Each of the Funds will have different performance results, due to factors such as the cash flow in and out, different fees and expenses, and diversity in portfolio size and positions. Even with the differences, however, the investment management of the new Fund would not have been materially different. Past performance shown below is no guarantee of similar future performance for the North American - T. Rowe Price Blue Chip Growth Fund.

bar chart graph

1994 0.80%

1995 37.90%

1996 27.75%

1997 27.56%

1998 28.84%

1999 20.00%

Best quarter Quarter ended December 31, 1998 24.71%

Worst quarter Quarter ended September 30, 1998 -12.05%

The table below compares the performance of the T. Rowe Price Blue Chip Growth Fund to that of the S&P 500 Index and the Lipper Large-Cap Core Funds Average. The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. No charges have been applied to the S&P 500 Index, and an investor cannot invest directly in it. As noted above, past performance is no guarantee of similar future performance for the North American - T. Rowe Price Blue Chip Growth Fund.

Average Annual Total Returns as of 12/31/99

One Year 5 Years Since inception (6/30/93)

T. Rowe Price Blue Chip Growth Fund 20.00% 28.28% 23.78%

S&P 500 Index 21.04% 28.56% 22.46%

Lipper Large-Cap Core Funds Average 22.35% 25.53% 19.77%

Prior Performance of T. Rowe Price Health Sciences Fund

(as excerpted from the T. Rowe Price Health Sciences Fund prospectus)

Because the North American - T. Rowe Price Health Sciences Fund is a new offering, it has no investment performance record. The Fund's investment objective, policies, and strategies are substantially similar to those employed by T. Rowe Price for the T. Rowe Price Health Sciences Fund.

The historical performance information shown below is for a similar mutual fund, the retail T. Rowe Price Health Sciences Fund, and not that of the new Fund, North American - T. Rowe Price Health Sciences Fund. The North American - T. Rowe Price Health Sciences Fund is sold as an annuity only to registered and unregistered separate accounts of VALIC and its affiliates, while the retail T. Rowe Price Health Sciences Fund is sold to the general public. The returns shown reflect investment management fees and other expenses of the retail fund, T. Rowe Price Health Sciences Fund, and do not reflect any charges included in the annuity contract or variable life insurance policy for mortality and expenses guarantees, administrative fees or surrender charges.

Investments made by the new Fund, North American - T. Rowe Price Health Sciences Fund, may not be the same as those made by the T. Rowe Price Health Sciences Fund. Each of the Funds will have different performance results, due to factors such as the cash flow in and out, different fees and expenses, and diversity in portfolio size and positions. Even with the differences, however, the investment management of the new Fund would not have been materially different. Past performance shown below is no guarantee of similar future performance for the North American - T. Rowe Price Health Sciences Fund.

bar chart graph

1996 26.75%

1997 19.41%

1998 22.37%

1999 7.97%

Best quarter Quarter ended December 31, 1998 19.57%

Worst quarter Quarter ended September 30, 1998 -7.05%

The table below compares the performance of the T. Rowe Price Health Sciences Fund to that of the S&P 500 Index and the Lipper Health Biotech Fund Index. The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. No charges have been applied to the S&P 500 Index, and an investor cannot invest directly in it. As noted above, past performance is no guarantee of similar future performance for the North American - T. Rowe Price Health Sciences Fund.

Average Annual Total Returns as of 12/31/99

One Year Since inception (12/29/95)

T. Rowe Price Health Sciences Fund 7.97% 18.89%

S&P 500 Index 21.04% 26.39%

Lipper Health Biotech Fund Index 10.35% 17.29%

PART B

Statement of Additional Information

To be inserted in the Fundamental and Non-fundamental investment restriction section of the SAI (after the explanations of fundamental and non-fundamental):

North American - T. Rowe Price Blue Chip Growth Fund

North American - T. Rowe Price Health Sciences Fund (fundamental restrictions 3 through 9 only)

Fundamental Investment Restrictions

Each Fund may not:

  Concentrate its investments in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities). This limitation does not apply to the Health Sciences Fund, as described in the prospectus.
  With respect to 75% of its total assets, or as allowed by federal law, invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of the Fund (taken at current value) would be invested in the securities of such issuer or; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its political subdivisions. This limitation does not apply to the Health Sciences Fund, as described in the prospectus.
  With respect to 75% of its total assets, or as allowed by federal law, acquire more than 10% of the voting securities of any issuer.
  Borrow money, except to the extent permitted under the 1940 Act, which currently limits borrowing to no more than 33 1/3% of the value of a Fund's total assets. (Also see the non-fundamental operating policy on Borrowing below.)
  Act as an underwriter of securities issued by others, except to the extent a Fund may be deemed an underwriter under the Securities Act of 1933, as amended, in connection with the disposition of its portfolio securities.
  Issue any security which may be senior to a Fund's shares, except as permitted under the 1940 Act and except to the extent that the activities permitted by a Fund's other investment restrictions may be deemed to give rise to a senior security.
  Lend any security or make any other loan if, as a result, more than 33 1/3% of a Fund's total assets would be lent to other parties, except, (i) through the purchase of debt securities in accordance with its investment objective, policies and limitations; or (ii) by engaging in repurchase agreements with respect to portfolio securities.
  Invest in physical commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments, except that a Fund may purchase and sell foreign currency, options, forward contracts, futures contracts (including those relating to indices) options on futures contracts or indices, and other financial instruments, and may invest in securities of issuers which are backed by physical commodities or which invest in physical commodities or such instruments.
  Invest in real estate, real estate mortgage loans or other illiquid interests in real estate, including limited partnership interests therein, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein. A Fund may also invest in readily marketable interests in real estate investment trusts.

Non-fundamental operating policies which may be changed by the Board of Directors without investor approval:

As a matter of operating policy, the Funds may not:

  Purchase additional securities when money borrowed exceeds 5% of its total assets (temporary borrowings to meet securities settlements shall not constitute a "borrowing" for purposes of this restriction);
  Invest in companies for the purpose of exercising management or control;
  Purchase a futures contract or an option thereon, if, with respect to positions in futures or options on futures which do not represent bona fide hedging, the aggregate initial margin and premiums on such options would exceed 5% of the fund's net asset value;
  Purchase illiquid securities if, as a result, more than 15% of its net assets would be invested in such securities;
  Purchase securities on margin, except (i) for use of short-term credit necessary for settlement of purchases of portfolio securities and (ii) it may make margin deposits in connection with futures contracts or other permissible investments;
  Mortgage, pledge, hypothecate or, in any manner, transfer any security owned by the fund as security for indebtedness except as may be necessary in connection with permissible borrowings or investments and then such mortgaging, pledging, or hypothecating may not exceed 33 1/3% of the fund's total assets at the time of borrowing or investment;
  Purchase participations or other direct interests in, or enter into leases with respect to oil, gas, or other mineral exploration or development programs if, as a result thereof, more than 5% of the value of the total assets of the fund would be invested in such programs;
  Invest in puts, calls, straddles, spreads, or any combination thereof, except to the extent permitted by the prospectus and Statement of Additional Information;
  Effect short sales of securities;
  Invest in warrants if, as a result thereof, more than 10% of the value of the net assets of the fund would be invested in warrants; or
  Purchase securities of open-end or closed-end investment companies except (i) in compliance with the 1940 Act; or (ii) securities of the Reserve Investment Funds, Inc. (see below). The Funds may invest up to 25% of total assets in the Reserve Investment Funds, Inc.

Regarding the Reserve Investment Funds, Inc.:

T. Rowe Price offers a diversified and cost-effective investment vehicle for the cash reserves of client accounts. Therefore, T. Rowe Price may choose to invest any available cash reserves in a money market fund established for the exclusive use of the T. Rowe family of mutual funds and other T. Rowe clients. Currently, two such money market funds are in operation - Reserve Investment Fund ("RIF") and Government Reserve Investment Fund ("GRF"), each a series of the Reserve Investment Funds, Inc. Additional series may be created in the future. These funds were created and operate under an Exemptive Order issued by the SEC (Investment Company Act Release No. IC-22770, July 29, 1997).

RIF and GRF must comply with the requirements of Rule 2a-7 under the 1940 Act governing money market funds. The RIF invests at least 95% of its total assets in prime money market instruments receiving the highest credit rating. The GRF invests primarily in a portfolio of U.S. government-backed securities, primarily U.S. Treasuries, and repurchase agreements thereon. The funds do not pay an advisory fee to the investment manager at T. Rowe Price, but will incur other expenses. However, RIF and GRF are expected by T. Rowe Price to operate at very low expense ratios. The Fund will only invest in RIF or GRF to the extent it is consistent with its objective and program. RIF and GRF are neither insured nor guaranteed by the U.S. government, and there is no assurance they will maintain a stable net asset value of $1.00 per share.

PART C.  OTHER INFORMATION

ITEM 23.  EXHIBITS
a.	(1)			Articles of Incorporation (8)
	(2)			Articles Supplementary to the Articles of Incorporation, effective April 10, 1990 (8)
	(3)			Articles Supplementary to the Articles of Incorporation, effective September 28, 1990 (8)
	(4)			Amendment One to the Articles of Incorporation, effective October 1, 1991 (8)
	(5)			Amendment Two to the Articles of Incorporation, effective May 1, 1992 (8)
	(6)			Articles Supplementary to the Articles of Incorporation, effective May 1, 1992 (8)
	(7)			Articles Supplementary to the Articles of Incorporation, effective January 20, 1994 (8)
	(8)			Articles Supplementary to the Articles of Incorporation, effective February 4, 1994 (8)
	(9)			Articles Supplementary to the Articles of Incorporation, effective February 4, 1994 (8)
	(10)			Articles Supplementary to the Articles of Incorporation, effective May 1, 1995 (8)
	(11)			Articles of Amendment to the Articles of Incorporation, effective October 1, 1997 (7)

b.				By-Laws as amended and restated October 29, 1991 (8)

c.				Not Applicable

d.	(1)			Amended and Restated Investment Advisory Agreement between Registrant and The Variable Annuity Life Insurance Company (with revised fee schedule effective October 1, 1992) (8)
	(2)			Investment Advisory Agreement (Form II) between Registrant and VALIC (with revised fee Schedule A effective September 1, 1999 and Form of revised fee Schedule A to be effective October 1, 1999)
	(3)	(a)		Investment Sub-Advisory Agreement between VALIC and T. Rowe Price Associates, Inc. (8)
		(b)		Amendment No. 1 to Investment Sub-Advisory Agreement between VALIC and T. Rowe Price Associates, Inc. effective February 2, 1998 (8)
	(4)			Investment Sub-Advisory Agreement between VALIC and Bankers Trust Company effective June 4, 1999 (9)
	(5)			Investment Sub-Advisory Agreement between VALIC and Wellington Management Company, LLP

e.				Distribution Agreement between Registrant and A.G. Distributors, Inc. effective May 1, 1999 (9)

f.				Not Applicable

g.	(1)	(a)		Custodian Contract between Registrant and State Street Bank and Trust Company (8)
		(b)		Custodian Fee Schedule between Registrant and State Street Bank and Trust Company (7)
		(c)		Amendment to Custodian Contract between Registrant and State Street Bank and Trust Company (7)
		(d)		Custodian Fee Schedule between Registrant and State Street Bank and Trust Company (7)
	(2)			Securities Lending Authorization Agreement as Amended between Registrant and State Street Bank and Trust Company (8)
	(3)	(a)		Canada Sub-Custodial Agreement between State Street Bank and Trust Company and Canada Trust Company (2)
		(b)		Sub-Custodial Agreements between State Street Bank and Trust Company and: (1)
			(i)	Den Danske Bank -- Copenhagen
			(ii)	Sumitomo Trust and Banking Co., Ltd. -- Tokyo
			(iii)	State Street Bank and Trust Company -- London
		(c)		Additional Sub-Custodial Agreements between State Street Bank and Trust Company and (3)
			(i)	Westpac Banking Corporation -- Sydney
			(ii)	GiroCredit Bank Aktiengesellschaft der Sparkassen -- Vienna
			(iii)	Generale Bank -- Brussels
			(iv)	Canada Trustco Mortgage Company -- Toronto
			(v)	Merita Bank Limited
			(vi)	Banque Paribas -- Paris
			(vii)	Standard Chartered Bank -- Hong Kong
			(viii)	Bank of Ireland -- Dublin
			(ix)	Standard Chartered Bank Malaysia Berhad
			(x)	MeesPierson N.V. -- Amsterdam
			(xi)	ANZ Banking Group (New Zealand) Limited -- Wellington
			(xii)	Christiania Bank of Kreditkasse -- Oslo
			(xiii)	The Development Bank of Singapore Ltd. -- Singapore
			(xiv)	Banco Santander, S.A. -- Madrid
			(xv)	Skandinaviska Enskilda Banken -- Stockholm
			(xvi)	Union Bank of Switzerland -- Zurich
		(d)		Additional Sub-Custodial Agreement between State Street Bank and Trust Company and Citibank, N.A., Mexico -- Mexico City (4)
		(e)		Additional Sub-Custodial Agreements between State Street Bank and Trust Company and (6)
			(i)	Dresdner Bank AG -- Frankfurt
			(ii)	Banque Paribas -- Milan
			(iii)	The Fuji Bank, Limited -- Tokyo (iv) The Daiwa Bank, Limited -- Tokyo
		(f)		Additional Sub-Custodial Agreement between State Street Bank and Trust Company and Banco Commercial Portugues -- Lisbon (8)

h.	(1)			Transfer Agency and Service Agreement between Registrant and The Variable Annuity Life Insurance Company (8)
	(2)			Accounting Services Agreement between Registrant and The Variable Annuity Life Insurance Company effective October 31, 1996 (with revised fee Schedule A effective March 1, 1999) (9)

i.				Not Applicable

j.				Not Applicable

k.				Not Applicable

l.	(1)			Subscription Agreement between the Registrant and The Variable Annuity Life Insurance Company regarding the initial capitalization of Growth Fund (8)
	(2)			Subscription Agreement between the Registrant and The Variable Annuity Life Insurance Company regarding the initial capitalization of Growth & Income Fund (8)
	(3)			Subscription Agreement between the Registrant and The Variable Annuity Life Insurance Company regarding the initial capitalization of Science & Technology Fund (8)

m.				Not Applicable

n.				Not Applicable

o.

Code of Ethics (incorporated by reference to Post-Effective Amendment Number 29 to the Company's Form N-1A registration statement filed with the Securities and Exchange Commission on July 21, 2000 (file No. 2-83631/811-3738)

p.	(1)			Copies of manually signed powers of attorney for American General Series Portfolio Company Directors Norman Hackerman, John Wm. Lancaster, R. Miller Upton, F. Robert Paulsen and Ben H. Love (8)
	(2)			Copies of manually signed powers of attorney for American General Series Portfolio Company Directors Kent E. Barrett and Alice T. Kane (9)

Footnotes:

1. Incorporated herein by reference to the Company's Form N-14 registration statement filed with the Securities and Exchange Commission on January 27, 1992 (File No. 33-45217).

2. Incorporated herein by reference to Post-Effective Amendment Number 15 to the Company's Form N-1A registration statement filed with the Securities and Exchange Commission on August 2, 1990 (file No. 2-83631/811-3738).

3. Incorporated herein by reference to Post-Effective Amendment Number 19 to the Company's Form N-1A registration statement filed with the Securities and Exchange Commission on July 30, 1993 (File No. 2-83631/811-3738).

4. Incorporated herein by reference to Post-Effective Amendment Number 23 to the Company's Form N-1A registration statement filed with the Securities and Exchange Commission on August 2, 1994 (File No. 2-83631/811-3738).

5. Incorporated herein by reference to Post-Effective Amendment Number 7 to the Company's Form N-1A registration statement filed with the Securities and Exchange Commission on September 25, 1986 (File No. 2-83631/811-3738).

6. Incorporated herein by reference to Post-Effective Amendment Number 24 to the Company's Form N-1A registration statement filed with the Securities and Exchange Commission on September 17, 1996 (File No. 2-83631/811-3738).

7. Incorporated herein by reference to Post-Effective Amendment Number 25 to the Company's Form N-1A registration statement filed with the Securities and Exchange Commission on July 31, 1997 (File No. 2-83631/811-3738).

8. Incorporated herein by reference to Post-Effective Amendment Number 26 to the Company's Form N-1A registration statement filed with the Securities and Exchange Commission on September 22, 1998 (File No. 2-83631/811-3738).

9. Incorporated herein by reference to Post-Effective Amendment Number 27 to the Company's Form N-1A registration statement filed with the Securities and Exchange Commission on August 2, 1999 (File No. 2-83631/811-3738).

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

No person is controlled by or under common control with the Registrant. All of the outstanding common stock of the Registrant is, or will be, owned by The Variable Annuity Insurance Company ("VALIC"), a Texas life insurance corporation, VALIC Separate Account A, a separate account of VALIC which is registered as a unit investment trust under the Investment Company Act of 1940 (File No. 811-3240/33-75292); American General Life Insurance Company ("AGL") Separate Account A and Separate Account D, unit investment trusts registered as investment companies under the 1940 Act, affiliates of VALIC; AGL Separate Account B, a unit investment trust that is exempt from registering as an investment company under the 1940 Act; and two employee thrift plans maintained by VALIC and/or American General Corporation. Therefore, various companies affiliated with VALIC may be deemed to be under common control with the Registrant. These companies, together with their states of incorporation, and the identity of the owners of their common stock, are set forth in Exhibit 21 of the Form 10-K of American General Corporation filed for the year ended December 31, 1999 (File No. 1-7981), which is incorporated herein by this reference.

ITEM 25. INDEMNIFICATION

Incorporated herein by reference to Post-Effective Amendment Number 20 to the Company's Form N-1A Registration Statement filed with the Securities and Exchange Commission on February 20, 1994 (File No. 2-83631/811-3738).

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

See "About the Series Company Management" in Part A and "Investment Adviser" and "Investment Sub-Advisers" in the Statement of Additional Information regarding the businesses of VALIC and the Sub-advisers.

Set out below is a list of each director and officer of VALIC indicating each other business, profession, vocation, or employment of a substantial nature in which each such person has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, partner, or trustee. Unless otherwise specified, the principal business address of VALIC is 2929 Allen Parkway, Houston, Texas 77019. See also the information set out under the caption "Directors and Officers" in Part B of this Registration Statement, which is incorporated herein by reference to the extent applicable. Companies, other than VALIC, identified in the list below are American General Distributors, Inc. ("AG Distributors"), American General Annuity Insurance Company ("AGAIC") and American General Corporation ("AG Corporation").
NAME	COMPANY	TITLE
Robert M. Devlin	VALIC, AGAIC AG Corporation	Director Director, Chairman and Chief Executive Officer
John A. Graf	VALIC, AGAIC	Chairman, Director, President and Chief Executive Officer
Carl J. Santillo	VALIC, AGAIC	Director and Executive Vice President -- Operations
Bruce R. Abrams	VALIC, AGAIC	Director and Executive Vice President -- AGAIC Sales
Kent E. Barrett	VALIC, AGAIC	Director, Executive Vice President and Chief Financial Officer
Robert P. Condon	VALIC, AGAIC	Director and Executive Vice President -- VALIC Sales & Institutional Marketing
Kathleen Adamson	VALIC, AGAIC	Senior Vice President -- Customer Service
Michael J. Akers	VALIC, AGAIC	Senior Vice President and Chief Actuary
Dick Bailey	VALIC, AGAIC	Senior Vice President -- Planning & Expense Management
Michael A. Betts	VALIC, AGAIC	Senior Vice President -- Systems
Rebecca G. Campbell	VALIC, AGAIC	Director and Senior Vice President -- Human Resources
Mary Cavanaugh	VALIC, AGAIC	Senior Vice President -- General Counsel and Secretary
Kenneth E. Coffey	VALIC, AGAIC	Senior Vice President -- National Marketing Director
Stephen G. Kellison	VALIC, AGAIC	Senior Vice President -- Product Management
Richard J. Lindsay	VALIC, AGAIC	Senior Vice President -- Marketing
Terry Eleftheriou	VALIC, AGAIC	Senior Vice President -- Finance
Robert E. Steele	VALIC, AGAIC	Senior Vice President -- Specialty Products
Jane E. Bates	VALIC	Vice President -- Broker/Dealer Operations
James D. Bonsall	VALIC, AGAIC	Vice President -- Financial Reporting
Rosemary Beauvais	VALIC, AGAIC	Vice President -- Corporate Technology Services
Gregory S. Broer	VALIC, AGAIC	Vice President -- Actuarial
Richard A. Combs	VALIC, AGAIC	Vice President -- Actuarial
Neil J. Davidson.	VALIC, AGAIC	Vice President -- Actuarial
David H. denBoer	VALIC, AGAIC	Vice President -- Compliance
Terry B. Festervand	VALIC AGAIC	Vice President and Treasurer Assistant Treasurer
Daniel Fritz	VALIC, AGAIC	Vice President -- Actuarial
Michael D. Gifford	VALIC, AGAIC	Vice President -- Case Development
Joseph P. Girgenti	VALIC, AGAIC	Vice President -- Sales Support
Sharla A. Jackson	VALIC, AGAIC	Vice President -- Customer Service - Amarillo
Albert J. Guiterrez	VALIC, AGAIC	Vice President and Investment Officer
Calvin King	VALIC, AGAIC	Vice President -- North Houston Customer Care Center
Traci P. Langford	VALIC, AGAIC	Vice President -- Account Management
Thomas G. Norwood	VALIC, AGAIC	Vice President -- Broker/Dealer Operations
Rembert R. Owen, Jr.	VALIC, AGAIC	Vice President and Assistant Secretary
Steven D. Rubinstein	VALIC, AGAIC	Vice President -- Financial Planning and Reporting
Richard W. Scott	VALIC, AGAIC AG Corporation	Vice President and Chief Investment Officer Executive Vice President and Chief Investment Officer
Gary N. See	VALIC, AGAIC	Vice President -- Group Actuarial
Gregory R. Seward	VALIC, AGAIC	Vice President -- Variable Product Accounting
David Snyder	VALIC, AGAIC	Vice President -- Electronic Commerce
Paula F. Snyder	VALIC, AGAIC	Vice President -- AGRS Marketing Communications
James P. Steele	VALIC, AGAIC	Vice President -- Specialty Products
Kenneth R. Story	VALIC, AGAIC	Vice President -- Information Technology
Brian R. Toldan	VALIC, AGAIC	Vice President and General Auditor
Michael A. Tompkins	VALIC, AGAIC	Vice President -- PR Acquisitions
Larry Robinson	VALIC, AGAIC	Vice President -- Product Development
Nancy K. Shumbera	VALIC, AGAIC	Vice President -- Applications Development
Brenda Simmons	VALIC, AGAIC	Vice President -- Premium Processing
William A. Wilson	VALIC, AGAIC	Vice President -- Government Affairs
Roger E. Hahn	VALIC, AGAIC	Investment Officer
C. Scott Inglis	VALIC, AGAIC	Investment Officer
Craig R. Mitchell	VALIC, AGAIC	Investment Officer
Julia S. Tucker	VALIC, AGAIC AG Corporation	Investment Officer Senior Vice President -- Investments
W. Lary Mask	VALIC, AGAIC	Real Estate Investment Officer and Assistant Secretary
D. Lynne Walters	VALIC, AGAIC, AG Distributors AG Corporation	Tax Officer Vice President -- Taxes
Pauletta P. Cohn	VALIC, AGAIC	Assistant Secretary
Otto B. Gerlach, III	VALIC, AGAIC	Assistant Secretary
Cheryl G. Hemley	VALIC, AGAIC	Assistant Secretary
Susan Miller	VALIC, AGAIC	Assistant Secretary
Christine W. McGinnis	VALIC, AGAIC	Assistant Secretary
Connie E. Pritchett	VALIC, AGAIC	Assistant Secretary
Daniel R. Cricks	VALIC, AGAIC	Assistant Tax Officer
Eric Alexander	VALIC, AGAIC	Assistant Treasurer
Paul Hoepfl	VALIC, AGAIC	Assistant Treasurer
Kristy L. McWilliams	VALIC, AGAIC	Assistant Treasurer
William H.Murray	VALIC, AGAIC	Assistant Treasurer
Tara S. Rock	VALIC, AGAIC	Assistant Treasurer
Carolyn Roller	VALIC, AGAIC	Assistant Treasurer
Marylyn S. Zlotnick	VALIC, AGAIC	Assistant Controller
Leslie K. Bates	VALIC, AGAIC	Administrative Officer
Mary C. Birmingham	VALIC, AGAIC	Administrative Officer
Donald L. Davis	VALIC, AGAIC	Administrative Officer
Robert A. Demchak	VALIC, AGAIC	Administrative Officer
Ted D. Hennis	VALIC, AGAIC	Administrative Officer
William L. Hinkle	VALIC, AGAIC	Administrative Officer
Joan M. Keller	VALIC, AGAIC	Administrative Officer
William R. Keller, Jr	VALIC, AGAIC	Administrative Officer
Fred M. Lowery	VALIC, AGAIC	Administrative Officer
James F. McCulloch	VALIC, AGAIC	Administrative Officer
Michael E. Mead	VALIC, AGAIC	Administrative Officer
Kathryn T. Smith	VALIC, AGAIC	Administrative Officer
John M. Stanton	VALIC, AGAIC	Administrative Officer

ITEM 27. PRINCIPAL UNDERWRITERS

(a) American General Distributors, Inc. (the "Distributor") acts as exclusive distributor and principal underwriter of the Registrant and as principal underwriter for VALIC Separate Account A, American General Series Portfolio Company and American General Series Portfolio Company 3. The principal business address for all the officers and directors shown below is 2929 Allen Parkway, Houston, TX 77019.

(b) The following information is furnished with respect to each officer and director of the Distributor.
NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH DISTRIBUTOR	POSITIONS AND OFFICES WITH THE REGISTRANT
Robert P. Condon	Director, Chairman of the Board, Chief Executive Officer and President	None
Thomas G. Norwood	Director, Chief Financial Officer and Treasurer	None
Mary Cavanaugh	Director and Secretary	None
D. Lynne Walters	Tax Officer	None
V. Keith Roberts	Vice President -- Operations	None
Cheryl G. Hemley	Assistant Secretary	None
Daniel R. Cricks	Assistant Tax Officer	None
James D. Bonsall	Assistant Treasurer	None
Steven D. Rubinstein	Assistant Treasurer	None
Marylyn S. Zlotnick	Assistant Treasurer	None

(c) Not Applicable

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

The books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be in the physical possession of either:

THE DEPOSITOR:

The Variable Annuity Life Insurance Company

2929 Allen Parkway

Houston, Texas 77019

THE PRINCIPAL UNDERWRITER:

American General Distributors, Inc.

2929 Allen Parkway

Houston, Texas 77019

THE CUSTODIAN:

The State Street Bank and Trust Company

225 Franklin Street

Boston, Massachusetts 02110

INVESTMENT SUB-ADVISERS:

American General Investment Management, L.P.

2929 Allen Parkway

Houston, Texas 77019

Brown Capital Management

1201 N. Calvert St.

Baltimore, Maryland 21201

Capital Guardian Trust Company

11100 Santa Monica Boulevard

Los Angeles, California 90025

Fiduciary Management Associates, Inc.

211 Congress Street

Boston, Massachusetts 02110

Goldman, Sachs & Co.

85 Broad Street

New York, New York 10004

Jacobs Asset Management, Inc.

211 Congress Street

Boston, Massachusetts 02110

JP Morgan Investment Management Inc.

522 Fifth Avenue

New York, New York 10036

Neuberger Berman Management Inc.

605 Third Avenue

New York, New York 10158

State Street Bank and Trust Company

2 International Place

Boston, Massachusetts 02110

T. Rowe Price Associates, Inc.

100 East Pratt Street

Baltimore, Maryland 21202

ITEM 29. MANAGEMENT SERVICES

There is no management-related service contract not discussed in Parts A or B of this Form N-1A

ITEM 30. UNDERTAKINGS

Not Applicable

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, American General Series Portfolio Company, certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(a) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Houston, and State of Texas, on the 26th day of September, 2000.

AMERICAN GENERAL SERIES PORTFOLIO COMPANY

By: /s/ ALICE T. KANE

--------------------------------

Alice T. Kane

Chairman of the Board of Directors

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date
/s/ ALICE T. KANE Alice T. Kane	Chairman of the Board of Directors	September 26, 2000
/s/ GREGORY R. SEWARD Gregory R. Seward	Treasurer	September 26, 2000
_________*___________ Kent E. Barrett	Director	September 26, 2000
_________*___________ Judith Craven	Director	September 26, 2000
_________*___________ Timothy J. Ebner	Director	September 26, 2000
_________*___________ Gustavo E. Gonzales, Jr.	Director	September 26, 2000
_________*___________ Norman Hackerman	Director	September 26, 2000
_________*___________ John Wm. Lancaster	Director	September 26, 2000
_________*___________ Ben H. Love	Director	September 26, 2000
_________*___________ John E. Maupin, Jr.	Director	September 26, 2000
_________*___________ F. Robert Paulsen	Director	September 26, 2000

* By: /s/ DAVID M. LEAHY

____________________

David M. Leahy

Attorney-in-Fact